Common Stock (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Jan. 31, 2014	Sep. 30, 2013	Jun. 01, 2013	Jun. 10, 2013	Jan. 02, 2014	Sep. 20, 2013
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock par value		$ 0.001	$ 0.001
Common stock, shares issued	35,417	22,867,319	14,817,496
Common stock, shares outstanding		22,867,319	14,817,496
Common stock value, Issued		$ 22,867	$ 14,817
Deferred stock compensation		0	270,462	(472,669)		(287,857)
Gross proceeds		41,667	105,420
Common stock issued for equity issuance costs		630,000
Employee bonus, Share		337,500
Employee bonus, Value		570,375
Additional working capital		3,000,000
Fully diluted shares		7,000,000
Equity issuance cost		2,950,000
Shares granted		387,500	2,175,000
Warrants exercised, number of shares	50,000	500,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Common stock par value							$ 1.945
Common stock, shares issued							20,000
Additional shares issued		10,000					20,000
Shares Issued, per share value		$ 1.85					$ 1.50
Capital Markets Advisory Agreement [Member]
Class of Stock [Line Items]
Common stock par value								$ 1.66
Common stock, shares issued								44,000
Separation Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued									250,000	250,000
Common stock value, Issued										505,000
Deferred stock compensation										174,808
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sales of common stock				8,333,333
Warrant exercise price period				5 years
Sale of stock price per share				$ 1.20
Gross proceeds				10,000,000
Placement agents [Member]
Class of Stock [Line Items]
Commissions percentage				9.70%
Commissions				970,000
Purchase of warrants				804,139
Warrants, Value				1,110,211
Three executive officers [Member]
Class of Stock [Line Items]
Additional shares issued				200,000
Employee Bonus				240,000
Consultant [Member]
Class of Stock [Line Items]
Additional shares issued				150,000
Vicis Capital Master Fund [Member]
Class of Stock [Line Items]
Debt redemption, amount		6,000,000
Officer [Member]
Class of Stock [Line Items]
Additional shares issued					410,348
Warrants exercised, number of shares					500,000
Director [Member]
Class of Stock [Line Items]
Common stock, shares issued		12,500
Additional shares issued		7,065
Common stock value, Issued		$ 23,166
Shares granted		19,565